Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax expense	$ 3,223	$ 2,818	$ 2,382
Deferred tax (recovery) expense	459	305	(4)
Total tax (benefit) expense	$ 3,682	$ 3,123	$ 2,378